Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 29, 2016
Registrant Name	DREYFUS BASIC MONEY MARKET FUND, INC
Central Index Key	0000885409
Amendment Flag	false
Document Creation Date	Oct. 13, 2016
Document Effective Date	Oct. 13, 2016
Prospectus Date	Oct. 14, 2016
DREYFUS BASIC MONEY MARKET FUND, INC | DREYFUS BASIC MONEY MARKET FUND, INC
Prospectus:
Trading Symbol	DBAXX